UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stephen Feinberg

Address:   299 Park Avenue, 22nd Floor
           New York, NY 10171


Form 13F File Number: 28-06882


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephen Feinberg
Title:  Investment Manager
Phone:  (212) 891-2100

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen Feinberg               New York, NY                       5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                 None
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $    1,699,279
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
AERCAP HOLDINGS NV           SHS            N00985106   368,457 31,984,108 SH       SOLE                31,984,108      0    0
BIOSPHERE MEDICAL INC        COM            09066V103     4,132  1,559,268 SH       SOLE                 1,559,268      0    0
BLUELINX HLDGS INC           COM            09624H109    68,961 18,100,000 SH       SOLE                18,100,000      0    0
MOLECULAR INSIGHT PHARM INC  COM            60852M104     4,898  3,738,738 SH       SOLE                 3,738,738      0    0
NEXTWAVE WIRELESS INC        COM            65337Y102       380    807,989 SH       SOLE                   807,989      0    0
SILICON STORAGE TECHNOLOGY I COM            827057100    32,718 10,762,583 SH       SOLE                10,762,583      0    0
TALECRIS BIOTHERAPEUTICS HLD COM            874227101 1,218,611 61,175,236 SH       SOLE                61,175,236      0    0
TERRESTAR CORP               COM            881451108     1,122    850,000 SH       SOLE                   850,000      0    0


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